Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations
Schedule of consolidated statement of balance sheet, comprehensive loss sheet and cash flows

	As of December 31, 2023
	As	Effect of
	previously	operations
	reported	discontinued	As adjusted
Assets
Current assets
Cash and cash equivalents	50,766	(36,509)	14,257
Time deposits	258	—	258
Restricted cash	26,756	(7)	26,749
Short-term investments	5,723	(3,784)	1,939
Amount due from an equity investee	6	—	6
Accounts receivable, net of allowance for credit losses	56,752	(43,217)	13,535
Rebates receivable	1,006	(228)	778
Prepaid media costs	11,781	(5,449)	6,332
Other current assets, net of allowance for credit losses	6,755	(4,294)	2,461
Discontinued operations	—	93,488	93,488
Total current assets	159,803	—	159,803

Non-current assets
Investment in an equity investee	218	—	218
Other long-term investments	3,179	—	3,179
Right-of-use assets, net	54	—	54
Other assets, net of allowance for credit losses	450	(305)	145
Discontinued operations	—	305	305
Total non-current assets	3,901	—	3,901

Total assets	163,704	—	163,704

Liabilities
Current liabilities
Accounts payable	40,321	(35,859)	4,462
Deferred revenue	12,390	(4,779)	7,611
Accrued liabilities and other current liabilities	25,326	(15,169)	10,157
Lease liabilities	1,661	(704)	957
Bank borrowings	38,406	(36,441)	1,965
Income tax payable	1,968	(481)	1,487
Discontinued operations	—	93,433	93,433
Total current liabilities	120,072	—	120,072

Non-current liabilities
Lease liabilities	1,231	(731)	500
Deferred tax liabilities	1,111	—	1,111
Accrued liabilities and other liabilities	38	(2)	36
Discontinued operations	—	733	733
Total non-current liabilities	2,380	—	2,380

Total liabilities	122,452	—	122,452

	For the year ended December 31, 2023
	As	Effect of
	previously	operations
	reported	discontinued	As adjusted
Net revenues	133,217	(97,166)	36,051
Cost of revenues	(98,375)	81,405	(16,970)
Gross profit	34,842	(15,761)	19,081
Operating expenses
Research and development expenses	(7,548)	6,625	(923)
Sales and marketing expenses	(37,213)	19,933	(17,280)
General and administrative expenses	(28,055)	17,217	(10,838)
Impairment of long-lived assets	(2,837)	1,153	(1,684)
Total operating expenses	(75,653)	44,928	(30,725)
Operating loss	(40,811)	29,167	(11,644)
Interest income	2,035	(873)	1,162
Interest expense	(1,428)	1,235	(193)
Other gains/(losses), net	2,042	(4,341)	(2,299)
Loss before share of loss from an equity investee and income tax expense	(38,162)	25,188	(12,974)
Share of losses from an equity investee	(61)	—	(61)
Income tax expense	(647)	(1)	(648)
Net loss	(38,870)	25,187	(13,683)
Net loss attributable to non-controlling interests	180	(77)	103
Net loss attributable to iClick Interactive Asia Group Limited’s ordinary shareholders	(38,690)	25,110	(13,580)

	For the year ended December 31, 2022
	As	Effect of
	previously	operations
	reported	discontinued	As adjusted
Net revenues	169,080	(122,509)	46,571
Cost of revenues	(173,212)	150,607	(22,605)
Gross (loss)/profit	(4,132)	28,098	23,966
Operating expenses
Research and development expenses	(9,216)	7,406	(1,810)
Sales and marketing expenses	(44,613)	26,025	(18,588)
General and administrative expenses	(51,668)	35,488	(16,180)
Impairment of long-lived assets	(4,403)	2,559	(1,844)
Impairment of goodwill	(80,137)	70,303	(9,834)
Total operating expenses	(190,037)	141,781	(48,256)
Operating loss	(194,169)	169,879	(24,290)
Interest income	1,478	(767)	711
Interest expense	(2,057)	1,996	(61)
Other losses, net	(19,165)	748	(18,417)
Loss before share of loss from an equity investee and income tax expense	(213,913)	171,856	(42,057)
Share of losses from an equity investee	(75)	—	(75)
Income tax (expense)/credit	11,182	(12,742)	(1,560)
Net loss	(202,806)	159,114	(43,692)
Net loss attributable to non-controlling interests	1,931	(1,930)	1
Net loss attributable to iClick Interactive Asia Group Limited’s ordinary shareholders	(200,875)	157,184	(43,691)

	For the year ended December 31, 2023
	As	Effect of
	previously	operations
	reported	discontinued	As adjusted
Cash flows from operating activities
Net loss	(38,870)	—	(38,870)
Loss from discontinued operations, net of income taxes	—	25,187	25,187
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of property and equipment	137	—	137
Amortization of intangible assets	566	—	566
Amortization of right-of-use assets	478	—	478
Gains on disposals of property and equipment	(15)	6	(9)
Reversal of credit losses on accounts receivable	(1,431)	966	(465)
Allowance for credit losses on loans and interest receivable	4,486	(4,463)	23
Share-based compensation expenses	1,082	—	1,082
Fair value losses on short-term investments	(566)	119	(447)
Fair value gain on long-term investment	(179)	—	(179)
Impairment of intangible assets	439	(13)	426
Impairment of long-term investments	1,034	—	1,034
Impairment of property and equipment	185	—	185
Impairment of right-of-use assets	2,624	(1,551)	1,073
Deferred tax	506	—	506
Share of losses from an equity investee	61	—	61
Changes in operating assets and liabilities, net
Accounts receivable	9,962	(11,794)	(1,832)
Prepayments and other assets	2,915	(2,119)	796
Rebates receivables	1,927	(2,001)	(74)
Prepaid media costs	4,713	(4,376)	337
Accounts payable	(764)	1,279	515
Accrued liabilities and other current liabilities	(1,967)	9,413	7,446
Deferred revenue	(4,296)	(4,012)	(8,308)
Income tax payable	(72)	—	(72)
Income tax recoverable	(148)	88	(60)
Lease liabilities	(2,503)	1,336	(1,167)
Amount due from an equity investee	270	—	270
Net cash used in by operating activities	(19,426)	8,065	(11,361)

Cash flows from investing activities
Purchase of property and equipment	(83)	—	(83)
Purchase of intangible assets	(14)	14	—
(Purchase)/redemption of short-term investments	1,585	—	1,585
(Purchase)/disposal of other long-term investments	1,936	—	1,936
Redemption/(purchase) of time deposits	(248)	—	(248)
Acquisition of businesses, net of cash received	(5,161)	—	(5,161)
Repayment of loan from third parties	981	(981)	—
Proceeds from disposal of property and equipment	17	(6)	11
Net cash used in investing activities	(987)	(973)	(1,960)

Cash flows from financing activities
Proceeds from bank borrowings	59,035	(57,138)	1,897
Repayments of bank borrowings	(64,910)	63,387	(1,523)
Repurchase of ordinary shares	(214)	—	(214)
Net cash used in financing activities	(6,089)	6,249	160

	For the years ended December 31, 2022
	As	Effect of
	previously	operations
	reported	discontinued	As adjusted
Cash flows from operating activities
Net loss	(202,806)	—	(202,806)
Loss from discontinued operations, net of income taxes	—	159,114	159,114
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of property and equipment	842	(523)	319
Amortization of intangible assets	2,990	(2,257)	733
Amortization of right-of-use assets	2,650	(1,322)	1,328
Gains on disposals of property and equipment	(40)	22	(18)
Allowance for/(reversal of) credit losses on accounts receivable	18,542	(17,612)	930
Allowance for credit losses on loans and interest receivable	3,661	(3,661)	—
Share-based compensation expenses	3,794	—	3,794
Fair value losses/(gains) on short-term investments	2,368	54	2,422
Impairment of goodwill	80,137	(70,303)	9,834
Impairment of intangible assets	49,778	(49,188)	590
Impairment of long-term investments	10,805	(4,116)	6,689
Impairment of property and equipment	1,206	(966)	240
Impairment of right-of-use assets	2,365	(1,351)	1,014
Fair value changes on contingent consideration payables	8,396	—	8,396
Deferred tax	(11,557)	12,678	1,121
Share of losses from an equity investee	75	—	75
Changes in operating assets and liabilities, net
Accounts receivable	102,028	(106,170)	(4,142)
Prepayments and other assets	8,478	(6,929)	1,549
Rebates receivables	2,642	(1,841)	801
Prepaid media costs	17,515	(10,271)	7,244
Accounts payable	(24,859)	20,694	(4,165)
Accrued liabilities and other current liabilities	3,999	(10,784)	(6,785)
Deferred revenue	(6,935)	9,789	2,854
Income tax payable	(1,839)	1,029	(810)
Income tax recoverable	(319)	77	(242)
Lease liabilities	(2,776)	1,406	(1,370)
Amount due from an equity investee	(36)	—	(36)
Net cash provided by/(used in) operating activities	71,104	(82,431)	(11,327)

Cash flows from investing activities
Purchase of property and equipment	(506)	380	(126)
Purchase of short-term investments	(99)	(1,611)	(1,710)
Purchase of other long-term investments	(6,500)	—	(6,500)
Redemption of time deposits	11,118	—	11,118
Acquisition of businesses, net of cash received	(7,742)	—	(7,742)
Purchase of interest in a subsidiary from non-controlling interests	(722)	722	—
Repayment of loan from third parties	434	(434)	—
Proceeds from disposal of property and equipment	40	(4)	36
Net cash used in investing activities	(3,977)	(947)	(4,924)

Cash flows from financing activities
Proceeds from exercise of share options	68	—	68
Proceeds from bank borrowings	180,006	(174,151)	5,855
Repayments of bank borrowings	(209,789)	203,691	(6,098)
Repurchase of ordinary shares	(7,574)	—	(7,574)
Net cash used in financing activities	(37,289)	29,540	(7,749)

ES | Discontinued operations
Discontinued Operations
Summary of assets, liabilities, statement of operations and cash flows of discontinued operations

	As of December 31,
	2023	2024
Assets
Current assets
Cash and cash equivalents, time deposits and restricted cash	5,253	—
Accounts receivable, net of allowance for credit losses	16,805	—
Short-term investments	3,784	—
Other current assets	6,987	—
Total current assets	32,829	—

Non-current assets
Other non-current assets	112	—
Total assets	32,941	—

Liabilities and shareholders’ equity
Current liabilities
Accounts payables	16,551	—
Bank borrowings	1,533	—
Accrued liabilities and other current liabilities	8,198	—
Total current liabilities	26,282	—

Non-current liabilities
Lease liabilities	448	—

Total liabilities	26,730	—

	For the years ended December 31,
	2022	2023	2024
Revenues	50,770	26,165	(6,134)
Cost of revenue	(47,760)	(19,892)	9,538
Gross profit	3,010	6,273	3,404
Operating expenses
Research and development expenses	(4,138)	(2,796)	(477)
Sales and marketing expenses	(14,202)	(14,298)	(2,519)
General and administrative expenses	(11,398)	(8,610)	(435)
Impairment of long-lived assets	(1,376)	(1,085)	—
Impairment of goodwill	(21,807)	—	—
Total operating expenses	(52,921)	(26,789)	(3,431)
Loss from operations of discontinued operations	(49,911)	(20,516)	(27)
Interest income	210	225	1
Interest expenses	(201)	(80)	(18)
Other gains, net	4,055	11,954	120
Loss from discontinued operations before income taxes	(45,847)	(8,417)	76
Income tax credit/(expenses)	56	—	(23)
Loss from discontinued operations, net of income taxes	(45,791)	(8,417)	53

Net cash provided by/(used in) discontinued operating activities	(6,342)	(1,409)	(1,240)
Net cash (used in)/provided by discontinued investing activities	(823)	967	812
Net cash used in discontinued financing activities	(13,776)	(417)	(1,533)

MS | Discontinued operations
Discontinued Operations
Summary of assets, liabilities, statement of operations and cash flows of discontinued operations

	As of December 31,
	2023	2024
Assets
Current assets
Cash and cash equivalents, time deposits and restricted cash	31,263	—
Accounts receivable, net of allowance for credit losses	26,412	—
Other current assets	2,984	—
Total current assets	60,659	—

Non-current assets
Other non-current assets	193	—

Total assets	60,852	—

Liabilities and shareholders’ equity
Current liabilities
Accounts payables	19,308	—
Bank borrowings	34,908	—
Accrued liabilities and other current liabilities	12,935	—
Total current liabilities	67,151	—

Non-current liabilities
Lease liabilities	283	—
Other non-current liabilities	2	—
Total non-current liabilities	285	—

Total liabilities	67,436	—

	For the years ended December 31,
	2022	2023	2024
Revenues	71,739	71,001	30,730
Cost of revenue	(102,847)	(61,513)	(27,030)
Gross (loss)/profit	(31,108)	9,488	3,700
Operating expenses
Research and development expenses	(3,268)	(3,829)	(1,004)
Sales and marketing expenses	(11,823)	(5,635)	(4,345)
General and administrative expenses	(24,090)	(8,607)	(3,853)
Impairment of long-lived assets	(1,183)	(68)	—
Impairment of goodwill	(48,496)	—	—
Total operating expenses	(88,860)	(18,139)	(9,202)
Loss from operations of discontinued operations	(119,968)	(8,651)	(5,502)
Interest income	557	648	363
Interest expenses	(1,795)	(1,155)	(675)
Other (losses)/gains, net	(4,803)	(7,613)	657
Loss from discontinued operations before income taxes	(126,009)	(16,771)	(5,157)
Income tax credit	12,686	1	—
Loss from discontinued operations, net of income taxes	(113,323)	(16,770)	(5,157)

Net cash provided by/(used in) discontinued operating activities	88,773	(6,656)	(8,096)
Net cash provided by discontinued investing activities	1,770	6	—
Net cash used in discontinued financing activities	(15,764)	(5,831)	—